Glossary
The following abbreviations are used in the Funds’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Australia 4.4%
Dexus, REIT	3,450,566	$ 30,933,531
Goodman Group, REIT	4,178,469	42,333,232
Scentre Group, REIT	4,141,829	11,291,911
		84,558,674
Belgium 0.7%
Shurgard Self Storage SA	406,128	14,152,079
Canada 3.6%
Allied Properties Real Estate Investment Trust, REIT	411,503	15,255,979
Canadian Apartment Properties, REIT	516,651	19,068,094
InterRent Real Estate Investment Trust, REIT	801,968	8,950,590
Summit Industrial Income, REIT	2,534,435	25,060,143
		68,334,806
France 1.6%
Covivio, REIT	52,145	5,328,599
Gecina SA, REIT	31,370	4,803,722
Klepierre SA, REIT	285,584	8,776,808
Unibail-Rodamco-Westfield, REIT	91,915	12,320,775
		31,229,904
Germany 3.6%
Deutsche Wohnen SE	87,688	3,220,952
LEG Immobilien AG	174,995	20,241,689
TLG Immobilien AG	250,903	7,375,070
Vonovia SE	772,893	37,824,767
		68,662,478
Hong Kong 6.8%
CK Asset Holdings Ltd.	2,094,971	15,784,668
Link REIT	3,946,252	45,877,048
New World Development Co. Ltd.	10,152,177	14,344,815
Sun Hung Kai Properties Ltd.	2,423,626	39,194,799
Swire Properties Ltd.	3,625,742	13,141,611
		128,342,941

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ireland 2.0%
Green REIT PLC	13,025,167	$ 25,846,989
Hibernia REIT PLC	3,646,158	6,099,680
Irish Residential Properties REIT PLC	3,363,205	6,369,253
		38,315,922
Japan 11.7%
Activia Properties, Inc., REIT	3,252	14,919,924
Daiwa Office Investment Corp., REIT	1,507	11,146,979
Invincible Investment Corp., REIT	30,397	17,450,710
Japan Hotel REIT Investment Corp.	17,254	14,383,789
Japan Real Estate Investment Corp., REIT	4,264	26,695,830
Kenedix Retail REIT Corp.	5,951	14,229,440
LaSalle Logiport REIT	5,445	6,815,491
Mitsubishi Estate Co. Ltd.	744,652	13,714,145
Mitsui Fudosan Co. Ltd.	1,765,109	39,969,176
Nippon Building Fund, Inc., REIT	3,807	26,725,797
Sumitomo Realty & Development Co. Ltd.	985,993	35,945,296
		221,996,577
Singapore 2.7%
City Developments Ltd.	1,437,643	10,097,572
Frasers Centrepoint Trust, REIT	9,819,889	18,635,864
Keppel REIT	12,179,709	10,975,628
Mapletree Logistics Trust, REIT	10,005,201	11,200,917
		50,909,981
Spain 1.9%
Inmobiliaria Colonial Socimi SA, REIT	1,997,292	22,321,859
Merlin Properties Socimi SA, REIT	1,042,257	14,251,969
		36,573,828
Sweden 1.5%
Atrium Ljungberg AB (Class B Stock)	329,194	6,086,427
Fabege AB	928,171	14,356,507
Hufvudstaden AB (Class A Stock)	481,605	8,491,908
		28,934,842
Switzerland 0.7%
PSP Swiss Property AG	104,050	12,462,417

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 3.5%
Big Yellow Group PLC, REIT	940,743	$ 11,288,486
Land Securities Group PLC, REIT	379,022	3,668,678
Segro PLC, REIT	3,477,300	32,312,539
Tritax Big Box REIT PLC	5,951,089	11,076,882
Tritax EuroBox PLC, REIT, 144A	7,354,617	8,466,051
		66,812,636
United States 54.4%
American Assets Trust, Inc., REIT	617,701	28,661,326
Americold Realty Trust, REIT	2,114,592	70,902,270
Apple Hospitality REIT, Inc.	1,110,393	17,444,274
AvalonBay Communities, Inc., REIT	374,602	78,213,152
Camden Property Trust, REIT	467,241	48,457,564
CareTrust REIT, Inc.	779,004	18,096,263
Cousins Properties, Inc., REIT	858,904	30,216,243
Crown Castle International Corp., REIT	120,794	16,097,009
DiamondRock Hospitality Co., REIT	1,609,381	16,206,467
Digital Realty Trust, Inc., REIT	124,854	14,278,303
Duke Realty Corp., REIT	761,246	25,372,329
Equinix, Inc., REIT	19,622	9,852,206
Equity LifeStyle Properties, Inc., REIT	402,607	50,023,920
Equity Residential, REIT	404,697	31,926,546
Essential Properties Realty Trust, Inc., REIT	1,291,691	27,280,514
Extra Space Storage, Inc., REIT	228,059	25,631,551
First Industrial Realty Trust, Inc., REIT	512,472	19,571,306
Host Hotels & Resorts, Inc., REIT	1,463,772	25,454,995
Hudson Pacific Properties, Inc., REIT	605,061	21,358,653
JBG SMITH Properties, REIT	969,332	37,929,961
Kilroy Realty Corp., REIT	463,650	36,841,629
Medical Properties Trust, Inc., REIT	2,114,335	37,000,863
MGM Growth Properties LLC (Class A Stock), REIT	905,186	27,028,854
New Senior Investment Group, Inc., REIT(a)	405,969	2,894,559
Prologis, Inc., REIT	612,209	49,350,168
Rexford Industrial Realty, Inc., REIT	554,815	22,969,341
Simon Property Group, Inc., REIT	218,332	35,413,450
Spirit Realty Capital, Inc., REIT	616,393	27,195,259
STAG Industrial, Inc., REIT	1,010,770	30,040,084
STORE Capital Corp., REIT	780,305	26,694,234
Taubman Centers, Inc., REIT	319,050	12,927,906
Urban Edge Properties, REIT	735,580	12,306,253
Ventas, Inc., REIT	272,587	18,342,379
VICI Properties, Inc., REIT(a)	681,008	14,532,711

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Weingarten Realty Investors, REIT	331,989	$ 9,265,813
Welltower, Inc., REIT	696,938	57,929,487
		1,033,707,842

Total Long-Term Investments (cost $1,475,093,719)		1,884,994,927

Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	16,933,420	16,933,420
PGIM Institutional Money Market Fund (cost $12,156,812; includes $12,132,889 of cash collateral for securities on loan)(b)(w)	12,153,294	12,155,724

Total Short-Term Investments (cost $29,090,232)		29,089,144

TOTAL INVESTMENTS 100.6% (cost $1,504,183,951)		1,914,084,071
Liabilities in excess of other assets (0.6)%		(12,174,067)

Net Assets 100.0%		$ 1,901,910,004

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,797,352; cash collateral of $12,132,889 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Sector Classification:
The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
Industrial REITs	18.2%
Office REITs	16.2
Residential REITs	12.8
Retail REITs	11.0
Diversified Real Estate Activities	8.1
Real Estate Operating Companies	7.2
Health Care REITs	7.1
Diversified REITs	6.6
Hotel & Resort REITs	6.2
Specialized REITs	4.9
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	1.5%
Real Estate Development	0.8
100.6
Liabilities in excess of other assets	(0.6)
100.0%

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks
Automobiles 0.5%
Tesla, Inc.*	225	$ 54,362
Entertainment 3.0%
Netflix, Inc.*	459	148,252
Walt Disney Co. (The)	1,381	197,497
		345,749
Equity Real Estate Investment Trusts (REITs) 12.1%
American Tower Corp.	2,337	494,556
Crown Castle International Corp.	2,609	347,675
Equinix, Inc.	597	299,754
SBA Communications Corp.*	982	240,993
		1,382,978
Health Care Equipment & Supplies 2.1%
Intuitive Surgical, Inc.*	453	235,338
Interactive Media & Services 5.4%
Alphabet, Inc. (Class C Stock)*	173	210,486
Tencent Holdings Ltd. (China)	8,725	407,306
		617,792
Internet & Direct Marketing Retail 5.4%
Alibaba Group Holding Ltd. (China), ADR*	2,073	358,857
Amazon.com, Inc.*	139	259,482
		618,339
IT Services 17.8%
Adyen NV (Netherlands), 144A*	380	282,908
Okta, Inc.*	3,072	401,910
PayPal Holdings, Inc.*	2,737	302,165
Square, Inc. (Class A Stock)*	2,900	233,189
Twilio, Inc. (Class A Stock)*	2,625	365,164
Visa, Inc. (Class A Stock)	2,459	437,702
		2,023,038
Life Sciences Tools & Services 2.5%
Illumina, Inc.*	933	279,322

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services 0.8%
Experian PLC (United Kingdom)	3,067	$ 93,074
Semiconductors & Semiconductor Equipment 15.8%
Broadcom, Inc.	1,404	407,146
Cree, Inc.*	4,288	266,628
NVIDIA Corp.	2,493	420,619
QUALCOMM, Inc.	4,178	305,662
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,018	213,917
Universal Display Corp.	544	114,828
Xilinx, Inc.	639	72,980
		1,801,780
Software 28.4%
Adobe, Inc.*	607	181,408
Coupa Software, Inc.*	2,705	367,095
Guidewire Software, Inc.*	2,297	234,478
Medallia, Inc.*	276	10,999
Microsoft Corp.	5,439	741,172
New Relic, Inc.*	623	58,045
salesforce.com, Inc.*	2,138	330,321
SAP SE (Germany), ADR	1,378	169,535
ServiceNow, Inc.*	827	229,401
Splunk, Inc.*	2,047	276,980
Teradata Corp.*	4,185	153,255
Workday, Inc. (Class A Stock)*	1,514	302,770
Zendesk, Inc.*	2,159	180,406
		3,235,865
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	2,347	500,005

Total Long-Term Investments (cost $9,591,718)		11,187,642

Short-Term Investments 1.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	187,383	187,383

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund(w)	54	$ 54

Total Short-Term Investments (cost $187,437)		187,437

TOTAL INVESTMENTS 99.9% (cost $9,779,155)		11,375,079
Other assets in excess of liabilities 0.1%		15,545

Net Assets 100.0%		$ 11,390,624

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).